Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Portfolio Series Fixed Income Investor Fund))	0 Months Ended
	May 31, 2011
Class A
Operating Expenses:
Management Fees	0.04%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.37%
Acquired Fund Fees and Expenses	0.53%
Total Annual Fund Operating Expenses	1.19%
Fee Waiver and Expense Reimbursement	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.08%
Class B
Operating Expenses:
Management Fees	0.04%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.53%
Total Annual Fund Operating Expenses	2.09%
Fee Waiver and Expense Reimbursement	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.85%
Class C
Operating Expenses:
Management Fees	0.04%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.53%
Total Annual Fund Operating Expenses	2.07%
Fee Waiver and Expense Reimbursement	(0.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.85%
Class N
Operating Expenses:
Management Fees	0.04%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.53%
Total Annual Fund Operating Expenses	1.48%
Fee Waiver and Expense Reimbursement	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.34%
Class Y
Operating Expenses:
Management Fees	0.04%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.53%
Total Annual Fund Operating Expenses	0.77%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.77%

[1]	The Manager has voluntarily undertaken to limit the aggregate amount of direct and Underlying Fund expenses so that "Total Annual Fund Operating Expenses," as a percentage of daily net assets, will not exceed the annual rate of 1.10% for Class A, 1.85% for Classes B and C, 1.35% for Class N and 1.00% for Class Y, not including extraordinary expenses and other expenses not incurred in the ordinary course of the Fund's business. The Manager is not required to waive or reimburse Fund expenses in excess of the amount of indirect management fees earned from investments in the Underlying Funds. This expense limitation may be amended or withdrawn after one year from the date of this prospectus.